SCHEDULE OF SUMMARIZES THE SHARE OPTION ACTIVITY (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Number of options, Beginning balance | shares	10,350,000	8,635,000	7,880,052
Weighted average exercise price, Beginning balance | $ / shares	$ 0.17	$ 0.14	$ 0.13
Number of options ,Granted | shares	3,661,000	2,365,000	3,125,000
Weighted average exercise price, Granted | $ / shares	$ 0.28	$ 0.26	$ 0.15
Number of options, Expired/Cancelled | shares	(116,000)	(250,000)	(1,570,052)
Weighted average exercise price, Expired/Cancelled | $ / shares	$ 0.09	$ 0.17	$ 0.13
Number of options, Exercised | shares	(1,645,000)	(400,000)	(800,000)
Weighted average exercise price, Exercised | $ / shares	$ 0.05	$ 0.11	$ 0.10
Number of options, Options outstanding Ending balance | shares	12,250,000	10,350,000	8,635,000
Weighted average exercise price, Options outstanding Ending balance (in Dollars per share) | $ / shares	$ 0.23	$ 0.17	$ 0.14
Number of options, Exercisable | shares	10,269,500	9,132,250	6,216,250
Weighted average exercise price, Exercisable (in Dollars per share) | $ / shares	$ 0.22	$ 0.17	$ 0.14